SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2015
Long-term Debt, Current Maturities [Abstract]
SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT
NOTE 6:-	SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT

Banks:

	Annual interest
	rate at
	December 31	December 31,
	2015	2015	2014
	%	US Dollars in thousands

In NIS (linked to the Prime rate)	2.45% – 2.5%	589	2,674

Current maturities of long-term debt from banks (Note 8)		686	48

		1,275	2,722